Net of Tax Activity in Accumulated Other Comprehensive Income Related to Cash Flow Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Hedging activities, Beginning Balance	$ 3	$ 7	$ 34
Amount reclassified to earnings during the year	5	(5)	(31)
Hedging activities, Ending Balance	(10)	3	7
Continuing Operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
(Loss) gain in fair value of derivatives during the year	$ (18)	$ 1	$ 4